Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2020
Registrant Name	dei_EntityRegistrantName	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)
CIK	dei_EntityCentralIndexKey	0000828806
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Dec. 18, 2020
Effective Date	dei_DocumentEffectiveDate	Dec. 18, 2020
Prospectus Date	rr_ProspectusDate	Dec. 18, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Invesco Premier Portfolio | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IMRXX
Invesco Premier Portfolio | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IPPXX
Invesco Premier Portfolio | Personal Investment Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IPVXX
Invesco Premier Portfolio | Private Investment Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IPTXX
Invesco Premier Portfolio | Reserve Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IRVXX
Invesco Premier Portfolio | Resource Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IRCXX
Invesco Premier Tax-Exempt Portfolio | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITTXX
Invesco Premier Tax-Exempt Portfolio | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEIXX
Invesco Premier US Government Money Portfolio | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FUGXX
Invesco Premier US Government Money Portfolio | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IUGXX